Group companies	12 Months Ended
Dec. 31, 2018
Investments accounted for using equity method [abstract]
Group companies

52 Group companies

Subsidiaries

The principal subsidiaries of the parent company Aegon N.V. are listed by geographical segment. All are wholly owned, directly or indirectly, unless stated otherwise, and are involved in insurance or reinsurance business, pensions, asset management or services related to these activities. The voting power in these subsidiaries held by Aegon is equal to the shareholdings.

Americas

◆	Transamerica Corporation, Wilmington, Delaware (United States);
◆	Transamerica Advisors Life Insurance Company, Little Rock, Arkansas (United States);
◆	Transamerica Casualty Insurance Company, Columbus, Ohio (United States);
◆	Transamerica Financial Life Insurance Company, Harrison, New York (United States);
◆	Transamerica Life Insurance Company, Cedar Rapids, Iowa (United States);
◆	Transamerica Premier Life Insurance Company, Cedar Rapids, Iowa (United States).

The Netherlands

◆	Aegon Bank N.V., The Hague;
◆	Aegon Hypotheken B.V., The Hague;
◆	Aegon Levensverzekering N.V., The Hague;
◆	Aegon PPI B.V., The Hague (until January 1, 2019);
◆	Aegon Schadeverzekering N.V., The Hague;
◆	Aegon Spaarkas N.V., The Hague;
◆	CAPPITAL Premiepensioeninstelling B.V., Groningen (Aegon Cappital B.V. as of January 1, 2019);
◆	Optas Pensioenen N.V., Rotterdam;
◆	TKP Pensioen B.V., Groningen;
◆	Nedasco B.V., Amersfoort;
◆	Robijn Participaties B.V. (Robidus Groep B.V.), Zaandam (until January 2, 2019).

United Kingdom

◆	Aegon Investment Solutions Ltd., Edinburgh;
◆	Scottish Equitable plc, Edinburgh;
◆	Cofunds Limited, London.

Central & Eastern Europe

◆	Aegon Magyarország Általános Biztosító Zártkörűen Működő Részvénytársaság, Budapest (Aegon Hungary Composite Insurance Co.);
◆	Aegon Towarzystwo Ubezpieczeń na Życie Spółka Akcyjna, Warsaw (Aegon Poland Life);
◆	Aegon Powszechne Towarzystwo Emerytaine Spólka Akcyjna, Warsaw (Aegon Poland Pension Fund Management Co.);
◆	Aegon Emeklilik ve Hayat A.Ş., Istanbul (Aegon Turkey);
◆	Aegon Pensii Societate de Administrare a Fondurilor de Pensii Private S.A., Cluj (Aegon Romania Pension Administrator Co.);
◆	Aegon Pojištovna, a.s., Prague (Aegon Czech Life, until January 8, 2019);
◆	Aegon Životná poist’ovňa, a.s., Bratislava (Aegon Slovakia Life, until January 8, 2019);
◆	Aegon, d.s.s., a.s., Bratislava (Aegon Slovakia Pension Management Co., until January 8, 2019).

Spain & Portugal

◆	Aegon España S.A.U. de Seguros y Reaseguros, Madrid (Spain);
◆	Aegon Administracion y Servicios A.I.E., Madrid (Spain);
◆	Aegon Activos A.V., S.A., Madrid (Spain);
◆	Aegon Mediacion, S.L.U, Madrid (Spain).

Asia

◆	Transamerica Life (Bermuda) Ltd., Hamilton (Bermuda).

Asset Management

◆	Aegon Asset Management Holding B.V., The Hague (The Netherlands);
◆	Aegon Custody B.V., The Hague (The Netherlands);
◆	Aegon Asset Management Pan-Europe B.V., The Hague (The Netherlands);
◆	Kames Capital plc, Edinburgh (United Kingdom);
◆	TKP Investments B.V., Groningen (The Netherlands), (Merged with Aegon Investment Management B.V. as per January 1, 2019);
◆	Aegon USA Investment Management, LLC, Cedar Rapids (United States);
◆	Aegon USA Realty Advisors, LLC, Des Moines (United States);
◆	Aegon Magyarország Befektetési Alapkezelő Zártkörűen Működő Részvénytársaság (Aegon Hungary Asset Management Company ZrtA), Budapest (Hungary);
◆	Aegon Investment Management B.V, The Hague (The Netherlands);

The legally required list of participations as set forth in articles 379 and 414 of Book 2 of the Dutch Civil Code has been registered with the Trade Register in The Hague. Aegon N.V. has issued a statement of liability as meant in article 403 of Book 2 of the Dutch Civil Code for its subsidiary company Aegon Derivatives N.V.

Joint ventures

The principal joint ventures are listed by geographical segment. The voting power in these joint ventures is equal to the shareholdings.

Americas

◆	Akaan-Aegon, S.A.P.I. de C.V., Mexico City (Mexico) (50%).

The Netherlands

◆	AMVEST Vastgoed B.V., Utrecht (50%).

Spain & Portugal

◆	Santander Generales Seguros y Reaseguros, S.A., Madrid (Spain) (51%);
◆	Santander Vida Seguros y Reaseguros, S.A., Madrid (Spain) (51%);
◆	Liberbank Vida y Pensiones, Seguros y Reaseguros, S.A., Oviedo (Spain) (50%);
◆	Aegon Santander Portugal Não Vida – Companhia de Seguros S.A., Lisbon (Portugal) (51%);
◆	Aegon Santander Portugal Vida – Companhia de Seguros de Vida S.A., Lisbon (Portugal) (51%).

Asia

◆	Aegon Sony Life Insurance Co., Tokyo (Japan) (50%);
◆	Aegon THTF Life Insurance Co., Ltd., Shanghai (China) (50%);
◆	SA Reinsurance Ltd, Hamilton (Bermuda) (50%);
◆	Aegon Life Insurance Co. ltd (India) (49%).

Asset Management

◆	Aegon Industrial Fund Management Co., Ltd, Shanghai (China) (49%).

Refer to note 26 Investments in joint ventures for further details on these investments.

Investments in associates

The principal investments in associates are listed by geographical segment. The voting power in these associates is equal to the shareholdings.

Americas

◆	Mongeral Aegon, Seguros e Previdencia S.A., Rio de Janeiro (Brazil) (50%).

Asset Management

◆	La Banque Postale Asset Management, Paris (France) (25%).

Refer to note 27 Investments in associates for further details on these investments.